Leases (Tables)	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Schedule of right of use asset

USD thousands
Balance as at January 1, 2021	168
Additions following the acquisition of POM	16
Additions during the year	512
Amortization during the year	(286)
Effect of changes in exchange rates	(3)
Balance as at December 31, 2021	407
Additions during the year	4,099
Terminations during the year	(239)
Amortization during the year	(619)
Effect of CPI	145
Effect of changes in exchange rates	(393)
Balance as at December 31, 2022	3,400

Schedule of information related to maturity analysis of lease liability
	December 31,	December 31,
	2022	2021
	USD thousands	USD thousands

Up to one year	394	165
1-8 years	3,109	246
Total	3,503	411

Schedule of statement of income

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2021	2020
	USD thousands	USD thousands	USD thousands

Amortization of ROU asset	619	286	146
Expenses related to short-term leases	149	-	-
Interest and CPI expenses on lease liability	266	9	5